Statements of Changes in Stockholders' Equity (Deficit) (Parenthetical) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Sale of net of underwriting discount and offering expenses	30,015,000	30,015,000
Sale of private placement warrants shares	8,503,000	8,503,000